CONCENTRATIONS AND CREDIT RISK INSTANT (Details)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK INSTANT
Accounts Payable at Growers Synergy Pte. Ltd. - related party	45.00%	50.10%	16.40%
Accounts Payable at Stevia Ventures Corporation	18.80%	16.90%	54.10%
Accounts Payable To SGAgro Tech Pte Ltd 1	0.00%	0.00%
Total Accounts Payable	63.80%	67.00%	70.50%